Subsequent Events (Details) - $ / shares	Jan. 02, 2026	Dec. 08, 2025	Dec. 31, 2025
Subsequent Event [Member]
Subsequent Events [Line items]
Diluted basis percentage	15.00%
Time Based Award [Member] | Subsequent Event [Member]
Subsequent Events [Line items]
Vesting percentage	25.00%
Common Class A [Member]
Subsequent Events [Line items]
Common stock, par value			$ 0.01
Common Class A [Member] | Stock Option [Member] | Subsequent Event [Member]
Subsequent Events [Line items]
Shares purchase (in shares)	970,201
CFO Option Award Agreement [Member] | Stock Option [Member]
Subsequent Events [Line items]
Shares purchase (in shares)		941,620
CFO Option Award Agreement [Member] | Time Based Award [Member] | Subsequent Event [Member]
Subsequent Events [Line items]
Vesting percentage	75.00%
CFO Option Award Agreement [Member] | Common Class A [Member] | Stock Option [Member]
Subsequent Events [Line items]
Common stock, par value			$ 0.01
Exercise price		$ 14.43
CFO Option Award Agreement [Member] | Common Class A [Member] | Stock Option [Member] | Subsequent Event [Member]
Subsequent Events [Line items]
Exercise price	$ 14.43
CFO Option Award Agreement [Member] | Common Class A [Member] | Service Based Award [Member] | Subsequent Event [Member]
Subsequent Events [Line items]
Shares issued	796,951
CFO Option Award Agreement [Member] | Common Class A [Member] | Time Based Award [Member] | Subsequent Event [Member]
Subsequent Events [Line items]
Shares issued	173,250